29. RELATED-PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Description of credit facility interest	Interest equivalent to 115% of CDI (115% of CDI in 2019).
Oi futuro [member]
Disclosure of subsidiaries [line items]
Contribution amount	R$ 15,089	R$ 21,218